SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 1)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Stock options [Member]
Statement [Line Items]
Stock Options Exercisable	5,196,750
Stock Options Outstanding	5,871,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 2 months 8 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 3 months 21 days
May 27, 2030 [Member] | Stock Option [Member]
Statement [Line Items]
Expiry Date	May 27, 2030
Stock Options Exercisable	75,000
Stock Options Outstanding	150,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 4 months 28 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 4 months 28 days
Exercise price | $ / shares	$ 4.38
April 9, 2030 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	Apr. 09, 2030
Stock Options Exercisable	1,675,250
Exercise Price | $ / shares	$ 2.11
Stock Options Outstanding	2,274,500
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 3 months 7 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 3 months 7 days
March 25, 2029 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	Mar. 25, 2029
Stock Options Exercisable	1,624,000
Exercise Price | $ / shares	$ 0.78
Stock Options Outstanding	1,624,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 2 months 23 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 2 months 23 days
March 25, 2027 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	Mar. 25, 2027
Stock Options Exercisable	262,500
Exercise Price | $ / shares	$ 1.20
Stock Options Outstanding	262,500
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	1 year 2 months 23 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	1 year 2 months 23 days
March 29, 2028 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	Mar. 29, 2028
Stock Options Exercisable	1,560,000
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	1,560,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2 years 2 months 26 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	2 years 2 months 26 days